CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 25,455	$ 1,106
Patient accounts receivable, net of allowance for doubtful accounts of $360,796 and $346,507 at December 31, 2016 and 2015, respectively	380,685	390,890
Inventories	58,124	60,542
Prepaid expenses	23,028	16,030
Due from third-party payors	116,235	110,806
Current assets of hospitals held for sale	1,502	0
Other current assets	57,942	59,011
Total current assets	662,971	638,385
Property and equipment, at cost	1,519,975	1,603,653
Less: Accumulated depreciation and amortization	(786,075)	(723,404)
Total property and equipment, net	733,900	880,249
Goodwill	416,833	541,704
Intangible assets, net	84,982	129,250
Long-term assets of hospitals held for sale	6,851	0
Other long-term assets	88,833	105,268
Total assets	1,994,370	2,294,856
Current liabilities:
Current maturities of long-term debt	5,683	7,915
Accounts payable	169,684	138,483
Accrued liabilities:
Accrued salaries and benefits	98,803	82,620
Accrued interest	19,915	0
Due to third-party payors	42,537	30,103
Current liabilities of hospitals held for sale	492
Other current liabilities	53,268	45,255
Total current liabilities	390,382	304,376
Long-term debt	1,241,142	15,500
Due to Parent, net	0	1,800,908
Deferred income tax liabilities, net	31,474	41,030
Other long-term liabilities	108,996	108,141
Total liabilities	1,771,994	2,269,955
Redeemable noncontrolling interests	6,807	8,958
Commitments and Contingencies (Note 19)
Quorum Health Corporation stockholders' equity:
Preferred stock, $0.0001 par value per share, 100,000,000 shares authorized, none issued at December 31, 2016	0	0
Common stock, $0.0001 par value per share, 300,000,000 shares authorized; 29,482,050 shares issued and outstanding at December 31, 2016	3	0
Additional paid-in capital	537,911	0
Accumulated other comprehensive loss	(2,760)	0
Accumulated deficit	(334,026)	0
Total Quorum Health Corporation stockholders' equity	201,128	0
Parent's equity	0	3,184
Nonredeemable noncontrolling interests	14,441	12,759
Total equity	215,569	15,943
Total liabilities and equity	$ 1,994,370	$ 2,294,856